File No. 333-83132 and 811--8718

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 15 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No. 16 X

(Check appropriate box or boxes)

IPS FUNDS

1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 865.524.1676

Gregory D'Amico, 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909
(Name and Address of Agent for Service)

With copy to:	Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309

Release Date: January 8, 2001

It is proposed that this filing will become effective:

   X          immediately upon filing pursuant to paragraph (b)                 _____      on (date) pursuant to paragraph (b) of Rule 485

_____     60 days after filing pursuant to paragraph (a)                         _____      on (date) pursuant to paragraph (a) of Rule 485

               75 days after filing pursuant to paragraph (a)(2)                       _____     on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant hereby registers an indefinite number of securities under Rule 24f-2 of the Investment Company Act of 1940.

IPS FUNDS A FAMILY OF NO-LOAD FUNDS

TABLE OF CONTENTS

Summary Of Principal Investment Objectives and Strategies     1
Principal Risks of Investing in the Fund                                      1
Past Performance                                                                      2
Fees and Expenses of the Fund                                                  3
Financial Highlights                                                                    5
Additional Information About the Fund's Investment
   Objectives and Strategies                                                       5
Valuation Of Shares                                                                  5
Buying Fund Shares                                                                  7
Redeeming Your Shares                                                            8
Additional Information About Purchases,
     Sales and Exchanges                                                             8
Distributions                                                                               9
Federal Taxes                                                                            9
Management and Administration                                                 9

IPS iFUND PROSPECTUS January 1, 2001 IPS ADVISORY, INC. 1225 Weisgarber Road Suite S-380 Knoxville, TN 37909

          The IPS Funds (the "Trust") consists of three separate mutual funds. This Prospectus includes important information you should know before investing in one of funds, the IPS iFund (the "Fund"). You should read the Prospectus and keep it for future reference.

For questions about investing in the Fund or for Shareholder Services: 800.249.6927
Applications: Non-Ira, IRA

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary of Principal Investment Objectives and Strategies

Investment Objective

The Fund's investment objective is long-term growth of capital. The objective may be changed without Shareholder approval.

Investment Strategy

The Fund intends to accomplish its objective by investing in companies that are expected to achieve very rapid growth in sales and/or earnings per share during each of the next three years. Very rapid growth is roughly defined as at least three times that of the S&P 500. Alternatively, if a company has no meaningful growth estimates because it has recently become public, its stock may be considered if it appears the company possesses intellectual or other assets that may be leveraged into a significant competitive advantage. It is believed that for the foreseeable future the great majority of companies eligible for consideration will be in the broad field of technology, including information technology and power technology.

Given the primary growth objectives, it is expected that nominated companies will meet one or more of the following criteria:

1.	Possess technologies that are disruptive and new.
2.	Possess technologies that are disruptive and capable of displacing traditional technologies.
3.	Have a new business and/or business model with expected high growth rates benefiting from a disruptive technology.
4.	Be a beneficiary of governmental deregulation.
5.	Appear to be able to meet the growth requirements for inclusion in the fund because of any other long term, sustainable reason.

The Fund will invest only in stocks (including foreign stocks) that are listed on the New York or American Stock Exchange ("Exchange-listed stocks") or quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System. However, stocks purchased must have a market price of at least $10 per share and a market capitalization of at least $250 million.

The Role of Shareholders. Unlike conventional mutual funds, the Fund's investments will not be selected by a professional investment adviser. Instead, the Fund's investments will be determined by its Shareholders. The Shareholders will use the Fund's Internet Web-based application on the IPS Fund's Web site, www.ipsfunds.com (the "Fund's Web Page") to nominate and vote for stocks to be purchased and sold by the Fund.

Because of the interactive nature of the Fund and the Shareholders' role in directing the Fund's investments, the Fund is only appropriate for Shareholders that meet the following criteria:

  have a computer with access to the Internet;
  have experience using Web-based applications;
  will regularly monitor the Fund's holdings and cash position;
  will participate in the process of researching and nominating potential investments for the Fund; and
  will vote on stocks nominated for purchase or sale by the Fund.

Only investors who represent to the Fund that they meet the foregoing criteria will be permitted to invest in the Fund.

The Role of the Investment Advisor. The Fund's investment advisor, IPS Advisory, Inc. (the "Advisor"), will carry out the investment decisions of the Shareholders. The Adviser's responsibilities will include ensuring that the Fund's stock transactions (as directed by the Shareholders) comply with applicable regulatory constraints and can be practicably carried out in light of the Fund's cash position and portfolio holdings. The Advisor will also assist Shareholders to follow the Fund's investment objectives and strategies in their decision-making.

The Advisor will also provide support services to the Shareholders. These services will include the maintenance of the Fund's Web Page on the Advisor's Web Site. To help investors in their decision-making, the Advisor will provide brokerage research and post the Fund's holdings on a real time basis on the Fund's Web Page, to the extent practicable. In addition, the Advisor will regularly communicate with Shareholders through the Web Page, and support Shareholder discussion through a chatroom and message board.

Principal Risks of Investing in the Fund

The Fund is a new and untested concept. Accordingly, the Fund is also only appropriate for Shareholders who can tolerate significant fluctuations in the value of their investment and who are willing to undertake the risk of an investment dependent on the collective action of Shareholders rather than the decisions of a professional investment advisor.

All investments carry risks, and the Fund is no exception. You may lose money on your investment. No investment strategy works all the time, and investors should expect that there will be extended periods when the Fund's objectives and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

Some of the principal risks of investing in the Fund are:

  Market risk. Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one company's own unique prospects. In a recession or bear market, most stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Fund's value will decline from time to time.

  Market valuation risk. Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative. The Fund will invest in these companies, many of which are technology companies.

  New issuer risk - The Fund may invest in the common stocks of relatively new companies, which are making initial public offerings or are in operation for less than three years. These stocks are generally more risky than the stocks of established companies. New companies have a higher failure rate. They may lack the resources and funds necessary to grow and establish themselves in the marketplace. These companies may also focus on products or services with no established markets, and they may fail to establish a market for their products or services.

  Small company risk - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

  Non-diversified fund risk. In general, a non-diversified fund may own fewer stocks than other mutual funds. This means that a large loss in an individual stock may cause a much larger loss in a non-diversified fund's value than it would in other funds. The Advisor may encourage the Shareholders to diversify the Fund's holdings, but the Fund is classified as "non-diversified" to enable it to concentrate its assets in a narrower group of stocks than a diversified fund if the Shareholders direct it to do so.

In addition, because the Fund will be managed by its Shareholders, it presents the following additional principal risks, not found in other "conventional" funds with a similar investment objective and strategy. These risks could be substantial, but the levels of these risks are unknown because the IPS iFund represents a new interactive mutual fund concept.

  Investment decision-making risks. The stocks bought or sold for the Fund will be determined by the Shareholders, not the Advisor. Thus, non-professionals will be doing the stock picking. If they exercise poor judgment, Shareholders could lose money. The Fund is predicated on the idea that a large number of Fund Shareholders, in the aggregate, possess more information than does an individual Investment Manager. If this is not the case, Shareholders may direct the Advisor to make poor investment decisions.

  Financial information risk. A mutual fund manager has many sources of information available to him or her. In the past that information was not available to individual investors. The Fund is predicated on the assumption that the Internet is making financial information much cheaper and more widely available than it has ever been in the past, and that the Advisor will be able to make financial research available to Shareholders on a secure Web site. If the Shareholders do not have sufficient information to make informed investment decisions, the Fund's performance may suffer. While the Advisor will attempt to provide information on as many stocks as possible, it may not provide information on all stocks meeting the Fund's investment objective and strategy. The Shareholders will have the responsibility to conduct independent research.

  Shareholder participation risk. In order for the concept behind the Fund to work, there must be frequent participation in the nomination and voting process by a large number of Shareholders. If Shareholder participation is lower than anticipated, the Fund's stock selection process may have to be run by the Advisor, and the Fund may never fulfill its potential.

  Voting structure risk. The Shareholder voting process may be too slow or cumbersome to allow the Fund to be managed properly. While an individual mutual fund manager can respond quickly to changes in fund holdings and market conditions, the Fund's voting structure may make it difficult for the Fund to add or sell stocks when it is most desirable to do so.

  Systems risks. An interruption of transmissions over the Internet or a problem with the Advisor's Web Site or the Fund's Web Page could adversely affect Shareholders' ability to manage the Fund or obtain information to assist with investment decisions. If the computer systems fail, the Advisor would manage the Fund until the systems become operational and investors can resume their input.

  Price fluctuation risk. There is a risk that share prices may fluctuate significantly between the time Shareholders vote for the purchase or sale of a stock and the time the transaction is actually consummated. This risk will exist, even though the Advisor will execute transactions as soon as practicable after a shareholder vote.

  Front-Running Risk. Shareholders will be able to view, on a real time basis, the voting process when stocks are nominated for purchase or sale by the Fund. There is a danger that some shareholders will use that information to trade ahead of the Fund, to their benefit and to the Fund's detriment. This practice is commonly referred to as front-running and may be a serious violation of the federal securities laws. If there is front-running, the Fund may have to pay more to purchase stocks or it may have to sell stocks at a lower price. Although the Fund is under no legal obligation or duty to do so, it reserves the right in its discretion, to report any perceived violations to the Enforcement Division of the SEC, and the Advisor will fully cooperate with law enforcement officials if Shareholders are suspected to be front-running the Fund.

  New concept risk. The Fund is a new and untested concept, which depends on a large number of active, interconnected investors to function. The number of investors required is unknown and may not be attained. If this turns out to be the case, the Fund may have poor results and could lose money.

  Objectives/Strategies Implementation Risk. Although the Advisor will assist Shareholders (by providing support services, guidance and research) to achieve the Fund's investment objective and implement its strategy, the Advisor will not control the investment decision-making process. It will be controlled by the Shareholders. As such, the Shareholders may fail to follow the Fund's investment objective and strategy when making investment decisions. If the Fund's Board of Trustees determines that Shareholders are regularly failing to follow the Fund's investment objective or strategy, the Fund may take steps to address this concern, but there is no assurance that it can be adequately addressed. The Fund may also experience losses or have poor results if it fails to follow its objective and strategies.

Past Performance

The Fund began operations in January 2001, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

Fees and Expenses of the Fund

We designed this table to help you understand the costs to Shareholders in the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

Shareholder Transaction Expenses

Maximum sales load on purchases	None
Maximum sales load on reinvested dividends	None
Deferred sales load	None
Redemption fees	None[1]
Exchange fees	None

Annual Fund Operating Expenses
(expenses that are deducted from assets)

Management fees	1.4% for first $50 mill., .95% for remainder of assets [2]
12b-1 expenses	None
Other expenses	None
Total Fund operating expenses	1.4% for first $50 mill., .95% for remainder of assets [2]

[1]	The Fund's Custodian charges a $15 fee for each wire redemption.
[2]	The Fund's total operating expenses equal the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses, including transfer agent, accounting, custody, administration, technology, and legal expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 year	3 years	5 years	10 years
$143	$443	$766	$1,680

The Fund is part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. The Fund does not have a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses. Instead, the Advisor pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

Financial Highlights

The Fund began operations in January 2001, so historic financial information for a full calendar year is not yet available.

Additional Information About the Fund's Investment Objectives and Strategies

Investment Objective

The Fund's investment objective is growth of capital. The objective may be changed without Shareholder approval.

Investment Strategy

The Fund intends to accomplish its objective by investing primarily in Exchange-listed and NASDAQ National Market-listed companies that are introducing or benefiting from new technologies or new business models, or companies that otherwise have the potential for very high growth rates.

"New Technologies" refers to technologies or concepts that are replacing, or have the potential to replace or marginalize, long-established, dominant technologies. The Fund does not consider incremental improvements on current technologies to be "new technologies." Rather, new technologies are radical, discontinuous and disruptive in nature. Businesses introducing or benefiting from new technologies may revolutionize existing markets or may be creating or exploring markets so new that they have no defined customer base or well-established usage pattern.

"New Business Models" refers to business models inspired or derived from fundamental market changes, such as deregulation, privatization or market revolution. These business models hold the potential to dramatically increase the growth rate or value of a company by taking advantage of the fundamental market changes. For example, deregulation of electric utilities has created new business models based on more efficient power generation, or for trading energy and energy futures.

Unlike other mutual funds, where a professional investment advisor determines what stocks to buy or sell, the responsibility for the Fund's buy or sell decisions will be granted, under normal conditions, solely to the Shareholders. It will be their responsibility to determine which stocks to buy or sell, and the level of risk to incur. The Shareholders will nominate and vote on which stocks to buy or sell, and on how much to buy or sell. Voting will be done through the Fund's Web Page on the Advisor's Web Site, www.ipsfunds.com, using proprietary database technology.

The responsibilities for managing the Fund are divided between the Shareholders and the Advisor as noted below.

Shareholders will:

    monitor the Fund's holdings and cash position (which will be provided on the Web in a real-time basis, to the extent practicable);
    nominate stocks to be purchased;
    vote on stocks to be purchased (Shareholders will vote on whether a stock should be purchased, and on how many shares, in multiples of a hundred, to buy. A formula will weight each Shareholder's entry and produce a weighted average number of shares to buy. The Advisor will then purchase the shares, rounded down to the nearest 100.);
    nominate stocks to be sold; and
    vote on stocks to be sold (Shareholders will vote on whether the Fund should sell 25%, 50%, 75%, or all of a stock position. The Advisor will then weight the percentages and sell the weighted amount, rounded off to the nearest one hundred share amount. A weighted sale vote above 75% will result in the sale of the Fund's entire position in that stock.).

The Advisor will retain certain responsibilities, including the following:

    establish and maintain the Fund's Web Page on the Advisor's Web Site;
    provide research to Shareholders regarding potential stock investments for the Fund;
    communicate with Shareholders about the Fund's management;
    assist the Shareholders to follow the Fund's investment objective and strategy;
    ensure that cash is available to meet the Fund's needs, including Shareholder redemption requests;
    carry out the Shareholders' investment decisions to the extent advisable and practicable (e.g., the Advisor will determine the exact number of shares to buy or sell based on the ranges provided by Shareholders, may apportion or prioritize buy and sell orders if too many orders come in on one day, and the Advisor will ensure that the Fund does not violate applicable regulations and maintains its status as a diversified investment management company for tax purposes (see the sidebar discussion below); and
    make decisions on when and how to execute trades and which brokers to use (i.e., the Advisor will execute trades as soon as practicable given existing market conditions and trading volumes for a particular stock).

Diversification. The Fund is a "non-diversified" fund and may elect to hold only a relatively small number of stocks (20 or so stocks) in its portfolio. Because the Fund will be permitted to hold so few stocks, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio. The Advisor will, however, encourage Shareholders to diversify the Fund's holdings because diversification has the tendency to lower the overall risk of a mutual fund's portfolio. In addition, the Advisor will ensure that the Fund remains a diversified investment management company for tax purposes to avoid the Fund being charged federal income tax.

What is a non-diversified fund? Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, so it can hold a relatively small number of securities in its portfolio.

Does the Fund have to meet any diversification requirements to avoid direct income tax? Even a non-diversified fund has to remain a diversified investment management company so that it will not have to pay federal income tax. The tax code requires that, at the end of each quarter, a fund (i) have at least 50% of the market value of its total assets invested in cash or securities and, within that 50% basket, the securities of any one issuer may not represent more than 5% of the value of the Fund's total assets, and (ii) with respect to the other 50%, the Fund may have no more than 25% of the value of its total assets invested in the securities of any one issuer (other than U.S. Government securities or the securities of other mutual funds).

Inception Period. The nomination and voting process will be followed from the Fund's inception, but there may not be enough investors and voting participants to allow the Fund to function solely under the direction of Shareholders initially. As a result, the Advisor will be managing the Fund jointly with the Fund's Shareholders at the outset. In addition, the Fund may have a large cash position during the inception period until Shareholders and the Advisor identify appropriate investment opportunities. The Advisor and the Board of Trustees will reassess, on a quarterly basis, the Fund Shareholders' ability to conduct the normal buy and sell transactions necessary for operation independently of the Advisor. The goal will be to transition the Fund's investment security selection process to the Shareholders alone at the earliest possible date. The Advisor will provide Shareholders with daily updates, through the Web Site, of this process until the transition is complete.

Shareholders Must be Able to Participate through the Internet. Shareholders must have access to the Internet, the Advisor's Web Site and the Fund's Web Page to participate in the Fund's management. Shareholders will communicate with other Shareholders and the Advisor, nominate and vote on stocks for the Fund's portfolio through the Fund's Web Page. The Fund will deliver copies of Annual and Semi-Annual reports, proxy voting materials, account statements and prospectus updates, and all other Shareholder communications to Shareholders through the Advisor's Web Site. However, the Fund will also send paper copies of these reports to any Shareholder upon request, without additional charge.

Securities that may be Purchased by the Fund. The Fund may invest in Exchange-listed stocks, or stocks quoted on the NASDAQ National Market System. These may include the stocks of foreign companies which are listed on these markets or exchanges, but will not include American depository receipts (commonly referred to as ADRs). The Fund will not buy micro-caps (stocks under $250 million in market capitalization), or stocks with a market price of less than $10 per share. The Fund also will not invest in any derivative securities and will not sell stocks short.

Portfolio Turnover. The Fund's investment strategy may result in high portfolio turnover. Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for Shareholders.

Additional Risks of Investing in the Fund. In addition to the "Principal Risks" described previously, the Fund presents the following additional risks:

  Interest rate risk - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

  Business risk - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

  Political risk - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

Valuation of Shares

The Fund's share prices are determined based upon net asset value (NAV). The Fund calculates NAV at approximately 4:00 p.m., New York time, each day that the New York Stock Exchange is open for trading. The NAV per share of the Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by IPS's Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of IPS's Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.

Buying Fund Shares

To invest, you may purchase shares directly from the Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

IPS Funds
C/0 Firstar Mutual Fund Services, LLC
PO Box 701
Milwaukee, WI 53202

Your order will be priced at the next NAV after your order is received in good order.

Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the Custodian. Please call 800.249.6927 for wiring instructions.

Traditional IRA*:
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

Spousal IRA:
An IRA in the name of a non-working spouse by a working spouse.

Roth IRA:
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

Education IRA:
An IRA with tax-free growth of assets and distributions, if used to pay qualified educational expenses. Contributions are not deductible.

Minimum Investments

                                                         Initial          Additional

Regular Accounts                             $2,500                  $100

Automatic investment
plans (regular or IRA)                       $ 100                $100

IRAs (Spousal, Roth,
all but Education IRAs)                   $2,000               $100

Education IRAs                                 $ 500                N/A

* IRA  stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

Redeeming Your Shares

To redeem your shares, send a letter of instruction to the Transfer Agent with your name, account number and the amount you wish to redeem. Mail the redemption request to:

IPS Funds
C/0 Firstar Mutual Fund Services, LLC
PO Box 701
Milwaukee, WI 53202

We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a your request for redemption in good order. If you request sales proceeds via wire redemption, we will charge your account $15.

Additional Information About Purchases, Sales, and Exchanges

Small Accounts. Due to the high costs of maintaining small accounts, the Fund may ask that you increase your Fund balance if your account with the Fund falls below $2,500. If the account remains under $2,500 after 30 days, the Fund may close your account and send you the proceeds.

Exchanges. The Fund permits you to exchange your shares for the shares of another IPS Fund without charge if the fund being acquired offers its shares for sale in your state. The Fund's exchange opportunities include one-time exchanges as well as automatic periodic exchanges. If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.

Systematic Withdrawals. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program.

Miscellaneous. The Fund reserves the right to:

  refuse to accept any request to purchase shares of the Fund for any reason;
  refuse any redemption or exchange request involving recently purchased shares until the check for the recently purchased shares has cleared;

  change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;

  delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or

  process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").

Distributions

The Fund typically distributes its net investment income two times per year, usually in October and December. The Fund distributes its net long-term capital gains once per year, usually in December. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the applicable Fund.

Federal Taxes

Distributions to Shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or receive them in cash.

Taxability of Distributions
The table to the right can provide a guide for your potential tax liability when selling or exchanging Fund shares.	Type of distribution Income dividends	Tax rate for 15% bracket Ordinary Income Rate	Tax rate for 28% bracket or above Ordinary Income Rate
"Short-term capital gains" applies to Fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares held for more than 12 months.	Short-term capital gains Long-term capital gains	Ordinary Income Rate 10%	Ordinary Income Rate 20%

An exchange of one Fund's shares for the another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.

Management and Administration

The Investment Advisor

IPS Advisory, Inc. serves as the Fund's Advisor. The Advisor's principal office is located at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909.

The Fund pays the Advisor a monthly fee of at an annualized rate of 1.4% for first $50 million of assets under management and .95% for the remainder of assets.

The Advisor is authorized to choose brokers-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, the adviser may choose a broker who, in addition to executing the transaction, will provide research services to the Advisor or the Fund.

The Advisor is controlled by Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer. Mr. D'Amico and Mr. Loest both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986. They have managed all of the IPS Funds since inception.

Board of Trustees

The Fund is a member of the IPS Funds, an open-end management investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund's business affairs.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Also, a Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission. This Statement (which is incorporated in its entirety by reference in this Prospectus) contains more detailed information about the Fund.

The Fund's annual and semi-annual reports and the Fund's Statement of Additional Information are available without charge upon written request to IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909 or by calling us at 800-249-6927.

You can also review or obtain copies of these reports by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. or by sending your request and a duplicating fee to the Public Reference Room Section of the Commission, Washington, DC 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Reports and other information about the Fund can also be viewed online on the Commission's Internet site at http://www.sec.gov.

IPS Funds Investment Act File Number:
811-08718

INVESTMENT ADVISOR:
IPS Advisory Inc.
1225 Weisgarber Road
Suite S-380
Knoxville, Tennessee 37909
865.524.1676 in Knoxville
800.232.9142

BOARD OF TRUSTEES: Greg D'Amico, President
Robert Loest, CFA
Woodrow Henderson, J.D.
Veenita Bisaria, CFA
Bill Stegall

CUSTODIAN:
Firstar Mutual Fund Services, LLC
425 Walnut Street
6th Floor CN-WN-06TC
Cincinnati, OH 45202

TRANSFER AGENT:
Firstar Mutual Fund Services, LLC
PO Box 701
Milwaukee, Wisconsin 53211

INDEPENDENT AUDITOR:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145

LEGAL COUNSEL:
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309

PART B

STATEMENT OF ADDITIONAL INFORMATION

IPS FUNDS

January 3, 2001

The Funds are offered through two separate prospectuses:
  The IPS Millennium Fund, a diversified fund and the IPS New Frontier Fund, a non-diversified fund are offered through one prospectus, dated March 29, 2000, and this Statement of Additional Information.

  The IPS iFund is offered through another prospectus dated January 1, 2001 and this Statement of Additional Information.

This Statement of Additional Information incorporates information by reference from the Millennium Fund’s and the New Frontier Fund’s Annual Reports to Shareholders for the fiscal year ended November 30, 2000. These reports also accompany this Statement of Additional Information. Additional copies are available, without charge, by calling IPS Funds at the number below.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectuses for the Funds dated March 29, 2000 and January 1, 2001. The Prospectuses may be obtained by writing to the Trust at the following address:

IPS FUNDS, 1225 WEISGARBER ROAD, SUITE S-380 KNOXVILLE, TN 37909

Shareholder Services: 800.249.6927

General Information and History

IPS Funds (the “Trust”) was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995. The Trust is an open-end investment company which currently offers three funds, each representing a different portfolio of investments.

IPS Advisory, Inc. (the “Advisor”) serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in any of the Funds involve risks, and there can be no assurance that any of the Funds will achieve their investment objectives.

Investment Objectives, Strategies and Risks

For more information about the Fund’s investment objectives, strategies and risks, refer to the sections entitled “Summary Of Principal Investment Objectives and Strategies,” “Principal Risks of Investing in the Funds,” and “Additional Information About The Funds’ Investment Objectives And Strategies” in the Funds’ Prospectuses.

General Investment Risks

All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectuses and in this Statement of Additional Information.

Lack of Diversification

From time to time, the Funds may make concentrated investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes each Fund to additional risks, and the greater the potential for significant share price fluctuation.

The iFund and the New Frontier Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in those Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each Shareholder’s investment. When the value of a security in a non-diversified fund falls, it has a greater impact on the fund than it would have in a diversified fund.

Equity Securities

Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject each Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for a equity securities, which could also result in losses for each Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Investments in Small-Cap Companies

Each Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, each Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for each Fund.

Companies with Unusual Valuations based on Many Traditional Methods

The market prices of securities of companies that are growing very quickly and/or the securities of companies that investors believe are addressing large potential markets (such as Internet-related businesses) that may not yet have been realized may reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in their securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause each Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants’ expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Foreign Companies

The Funds may invest foreign companies as long as they are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market’s National Listing. While these investments are not technically foreign investments, they do subject the Funds to greater risks than investments in U.S. companies. Foreign companies are subject to currency risks. That is, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Foreign companies may also subject to country risks, which is the chance that a country’s economy will be hurt by political troubles, financial problems, or natural disasters. In certain foreign countries, there is also the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments.

U.S. Government Securities

Each Fund may invest in U.S. government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which each Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Fund’s Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

The Millenium Fund and the New Frontier Fund may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Portfolio Turnover

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Since each trade costs the fund brokerage commissions, high Portfolio Turnover may have a significant adverse impact on a fund’s performance. In addition, because each sale of securities in a fund’s portfolio may result in taxable gain or loss to shareholders, high Portfolio Turnover may result in significant tax consequences for shareholders. You should consult your tax professional regarding the potential tax impact of Portfolio Turnover in your particular circumstances.

Although the Millennium Fund’s investment strategy emphasizes long-term investment that typically results in Portfolio Turnover less than 75%, the Fund may, from time to time, have higher Portfolio Turnover when the Advisor’s implementation of the Fund’s investment strategy or a temporary defensive position results in frequent trading.

The New Frontier Fund has an investment strategy that typically results in more frequent Portfolio Turnover, typically between 125-150%.

The iFund’s investment strategy may result in high portfolio turnover, but it has no operational history as of the date of this Statement of Additional Information.

Investment Restrictions

Fundamental Investment Restrictions

The investment limitations described below have been adopted by each Fund as indicated and are fundamental (“Fundamental”), i.e., they may not be changed as to a Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectuses and this Statement of Additional Information, the term “majority” of the outstanding shares of the applicable Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed on behalf of a Fund by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

The following policies have been adopted as Fundamental by each Fund:

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectuses and this Statement of Additional Information.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Increases in amounts and percentages due to solely to growth in investments’ asset values, and not to additional purchase activity, will not violate the policies or limitations noted above, except the borrowing policy. .

Notwithstanding any of the foregoing limitations, any investment company (whether organized as a trust, association or corporation, or a personal holding company) may be merged or consolidated with or acquired by any of the Funds. Provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the limitations noted above, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of securities to bring the total investment within the limitations noted above.

Non-Fundamental Investment Restrictions

The following policies have been adopted by each Fund as Non-Fundamental (see "Investment Restrictions-Fundamental Investment Restrictions" above):

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5. Options. The Fund will not purchase or sell put or call options.

6. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Trust Trustees and Officers

Board of Trustees

The Funds are members of the IPS Funds, an open-end investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

Name (Age) and Address, Positions Held

*Greg D'Amico (36), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, President, Chief Financial Officer, Treasurer and Trustee. Mr. D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts.

*Robert Loest (56), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, Vice President, Secretary and Trustee. Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts. Mr. Loest is a Chartered Financial Analyst and has a Ph.D. in Biology.

Woodrow Henderson (42), 6504 Clary Lane, Knoxville, TN 37919, Trustee. Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Veenita Bisaria (39), 12416 Fort West Drive, Knoxville, TN 37922, Trustee. Ms. Bisaria has been a financial analyst for the Tennessee Valley Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockheed Martin Energy Systems, and is a Chartered Financial Analyst (CFA).

Billy Wayne Stegall, Jr. (43), PO Box 10661, Knoxville, TN 37919, Trustee. Mr. Stegall has been an account executive at Colony Life & Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.

Pursuant to the terms of its Management Agreements with the Trust, the Advisor pays all of the fees and expenses of the Trustees. Each Trustee who is not affiliated with the Advisor receives an annual base fee of $3,000, plus $750 for each Board meeting attended. During the fiscal year ended November 30, 2000, each Trustee not related to the Advisor received aggregate compensation of $8,000.

As of February 29, 2000, Charles Schwab & Co., Inc. (Schwab) is a record-holder of 51.59% of the Millennium Fund's outstanding shares. Schwab's address is 101 Montgomery Street, San Francisco, California 94104.

As of February 29, 2000, the Trustees and Officers of the Trust, as a group, beneficially owned .15% of the outstanding shares of the Millennium Fund.

As of February 29, 2000, the Trustees and Officers of the Trust, as a group, beneficially owned 1.11% of the outstanding shares of the New Frontier Fund.

Code of Ethics. The Funds and the Advisor have adopted a code of ethics that applies to their respective officers, directors and employees. Personnel subject to the code of ethics may invest in securities, including those held by the Fund, subject to insider trading and other restrictions in the code.

The Investment Advisor and Distribution of Fund Shares

Investment Advisor. IPS Advisory, Inc. (the “Advisor”), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, serves as the investment advisor for each Fund pursuant to separate agreements (collectively, the “Management Agreements”). Greg D’Amico and Robert Loest are control persons of the Advisor, and may be deemed to be affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Mr. D’Amico and Mr. Loest each own 50% of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. Pursuant to the Management Agreements with each Fund, the Advisor manages the Funds’ business affairs, and furnishes advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Analysis is performed in-house for all core portfolio companies, using a variety of proprietary, fundamental analytical methods.

Under the terms of each respective Management Agreement, the Advisor manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust, and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses.

Millenium Fund. As compensation for its management services and agreement to pay the Funds’ expenses pursuant to its Management Agreement, the Millennium Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.

For the period from December 1, 1995 through November 30, 1996, the Millennium Fund paid fees of $47,950 to the Advisor. For the period from December 1, 1996 through November 30, 1997, the Millennium Fund paid fees of $112,787 to the Advisor. For the period from December 1, 1997 through November 30, 1998, the Millennium Fund paid fees of $237,948 to the Advisor. For the period from December 1, 1998 through November 30, 1999, the Millenium Fund paid fees of $798,431 to the Advisor.

New Frontier Fund. As compensation for its management services and agreement to pay the Funds’ expenses pursuant to its Management Agreement, the New Frontier Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.

For the period from August 1, 1998 through November 30, 1998, the New Frontier Fund paid fees of $2,067 to the Advisor. For the period from December 1, 1998 through November 30, 1999, the New Frontier Fund paid fees of $28,048 to the Advisor.

iFund. As of the date of this Statement of Additional Information, the iFund had no operational history.

The Advisor retains the rights to use the names “IPS,” “Millennium,” “New Frontier,” and “iFund” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund’s right to use the names “IPS,” “Millennium,” “New Frontier,” and “iFund” automatically ceases thirty days after termination of the applicable Management Agreement(s) and may be withdrawn by the Advisor on thirty days’ written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

Distribution of Fund Shares. The Funds offer their shares to the public on a continuous basis. For information on the purchase and redemption of Fund shares, see “Purchase and Redemption of Shares” below.

Transfer Agent

Firstar Mutual Fund Services, LLC, PO Box 701, Milwaukee, WI 53211, is the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of each Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Custodian

Firstar Mutual Fund Services, LLC, PO Box 701, Milwaukee, WI 53211, is the Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Independent Accountants

The independent accounting firm for each Fund is McCurdy & Associates CPA’s, Inc., 27955 Clemens Road, Westlake, Ohio 44145. McCurdy & Associates performs an annual audit of each Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

Fund Transactions and Brokerage

Subject to policies established by the Board of Trustees of the Trust on behalf of each Fund, the Advisor is responsible for the Millenium and New Frontier Funds' investment decisions and for placing trades for all the Funds.

In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to each Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to each Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Advisor in connection with the Advisor’s services to each Fund. Although research services and other information are useful to each Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under each respective Management Agreement. While the Funds do not deem it practicable and in their respective best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

No Fund has an obligation to deal with any broker or dealer in the execution of its transactions.

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Funds may place over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Advisor’s obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor are prohibited from dealing with each Fund as a principal in the purchase and sale of securities.

To the extent that each Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the applicable Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the applicable Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

Under the Funds previously terminated agreements with their former underwriter, Securities Services Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, TN 37932 (“SSN”), the Funds were permitted under such agreements to use SSN for brokerage if such transactions would not be unfair or unreasonable to the respective Fund’s shareholders, and the commissions were paid solely for the execution of trades and not for any other services. In determining the commissions to be paid to SSN, it was the policy of each Fund that such commissions would, in the judgment of the Fund’s Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability, and (b) at least as favorable to the Fund as commissions contemporaneously charged by the SSN on comparable transactions for its most favored unaffiliated customers, except for customers of SSN considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time reviewed, among other things, information relating to the commissions charged by SSN to each Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers. Neither former underwriting agreement provided for a reduction of the Advisor’s fee by the amount of any profits earned by SSN from brokerage commissions generated from portfolio transactions of the Fund.

For the fiscal years ended November 30, 1997, November 30, 1998, and November 30, 1999, the Millennium Fund paid aggregate brokerage commissions of $10,332, $51,268, and $111,034, respectively. Of these commissions, the commissions paid to SSN by the Millennium Fund for the fiscal year ended November 30, 1999 represented .2% of the Fund’s commissions. For the Fiscal Year ended November 30, 1999, the percentage of the aggregate dollar amount of transactions for the Millennium Fund involving the payment of commissions effected through SSN was 39.59%.

For the fiscal years ended November 30, 1998, and November 30, 1999, the New Frontier Fund paid brokerage commissions of $1,560, and $8,244, respectively. The commissions paid to SSN for the fiscal year ended November 30, 1999 represented 13.3% of the New Frontier Fund’s commissions. For the Fiscal Year ended November 30, 1999, the percentage of the aggregate dollar amount of transactions for the New Frontier Fund involving the payment of commissions effected through SSN was 86.23%.

Capital Stock and Other Securities

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the “Petitioning Shareholders”) wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares of the Funds” and “How to Redeem or Sell Shares of the Funds” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Net Asset Value” in the Prospectus.

Purchase and Redemption of Shares

Reference is made to “Buying Fund Shares,” “Redeeming Fund Shares” and “Additional Information About Purchases, Sales, and Exchanges” in the Prospectuses for more information concerning how to purchase and redeem shares.

For purposes of the purchase and redemption of shares as provided in the Funds’ Prospectus, “good order” means that the purchase or redemption order, as applicable, includes the following:

  The account number (if applicable) and the particular Fund's name.
  The amount of the transaction (specified in dollars or shares).
  Signatures of all owners exactly as they are registered on the account.
  Any required signature guarantees (if applicable).
  Other supporting legal documents that might be required, in cases of estates, corporations, trusts, and certain other accounts.

Telephone Purchases by Securities Firms

Brokerage firms that are NASD members may telephone the Transfer Agent at 800.249.6927 and buy shares for investors who have investments in the Millenium Fund or the New Frontier Fund through the brokerage firm’s account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time.

Exchange Privilege

Investors in each Fund may exchange their shares for shares of the other Fund. There is no charge for such exchanges. This offer is only good for residents of states in which the shares of the Fund being acquired are registered for sale. Before making an exchange, investors should review a current Prospectuses for information on the new fund they are switching to. Don’t switch unless you fully understand the differences in the investment objectives and portfolios of the funds.

You may send an exchange request in writing sent to the Transfer Agent, signed by each registered owner exactly as the shares are registered. You must get a signature guarantee for any exchange of over $50,000. You can do this at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of a fraudulent request. An exchange order must satisfy the requirements for a redemption. (See “Redemption of Shares”). If the exchange request is in proper order, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Whenever you exchange shares of one Fund for shares of another Fund, the exchange is treated for federal income tax purposes as a sale (unless your account is tax-exempt). Therefore, you will probably have a taxable gain or loss. The Funds may, upon 60 days’ notice to shareholders, impose reasonable fees and restrictions on exchange among funds, and modify or terminate the exchange privilege. Except for those limited instances where redemptions of the fund being exchanged are suspended under Section 22(e) of the 1940 Act, or where sales of shares of the Fund you are buying into are temporarily stopped, we will notify you at least 60 days in advance of all such modifications or termination of the exchange privilege.

Automatic Monthly Exchange

Shareholders of the Funds may automatically exchange a fixed dollar amount of their shares for shares of the other Fund on a monthly basis. The minimum monthly exchange is $100. This automatic exchange program may be changed by the shareholder at any time by writing the Transfer Agent at least two weeks before the date the change is to be made. You can get more information about this service from the Transfer Agent.

Shares may also be sold through a broker authorized by your Fund to redeem its shares. Such brokers may charge a reasonable fee for their services. Requests for redemption by telephone will not be accepted.

Each registered owner must sign the written redemption request exactly as the shares are registered. You must obtain a signature guarantee for any withdrawal over $50,000, or that is mailed to another address or person different than the address or person on your account statement. You can get a signature guarantee from any bank or financial institution. The signature guarantee is to protect you from fraudulent redemption of your shares.

Systematic Withdrawals

You can set up a systematic withdrawal program if your accounts is worth $10,000 or more. This allows investors to withdraw a fixed sum each month or calendar quarter. The minimum payment to you under the program is $250. Either you or the Fund may terminate the program at any time without charge or penalty. Termination will become effective five business days after receipt of your instructions. Withdrawals under the Systematic Withdrawal Program involves a sale of shares, and may result in a taxable gain or loss. If you withdraw more than the dividends credited to your account, it ultimately may be depleted.

Rule 18f-1 Election

Each Fund has made an election with the Securities and Exchange Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board of Directors may deem advisable; however, payment will be made wholly in cash unless the Board of Directors believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under “Valuation of Shares” and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

Retirement Plans

Each Fund offers several tax qualified retirement plans for individuals and employers. The following plans are available: Traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax exempt until distributed. Roth IRAs and Education IRAs are also available. You should not begin a retirement plan before talking with your financial or tax advisor. To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909 or call 800.249.6927.

Net Asset Value

The Funds’ share prices are determined based upon net asset value (NAV). The Funds calculate NAV at approximately 4:00 p.m., New York time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund’s investments and other assets less any liabilities by its number of outstanding shares. See “Valuation of Shares” in the Prospectus.

The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith by the Board of Trustees. See “Valuation of Shares” in the Prospectus.

Dividends, Distributions and Taxes

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under Subchapter M, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund’s total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income, and distributions of each Fund’s net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from each Fund’s net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Each Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of each Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of each Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the applicable Fund’s shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the applicable Fund or who, to such Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by each Fund from its ordinary income and distributions of each Fund’s net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If each Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of each Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in each Fund.

Performance

The average annual total return for each Fund that will be reported by the Trust will be calculated according to the following formula:
P(1+T)n = ERV	P is a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

All total return figures reflect the deduction of a proportional share of the Fund’s expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the applicable Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Funds may use the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, the Value Line Composite Average, and the NASDAQ Composite Index, as well as other appropriate indexes.

In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron’s may also be used.

The following table provides the average annual rates of return for the Millennium Fund from its inception to May 31, 2000:

1 year	(June 1, 1999 - May 31, 2000)	48.38%*
2 years	(June 1, 1998 - May 31, 2000)	53.805%*
3 years	(June 1, 1997 - May 31, 2000)	44.686%*
4 years	(June 1, 1996 - May 31, 2000)	36.040%*
5 years	(June 1, 1995 - May 31, 2000)	36.218%
Since Inception	(January 3, 1995 - May 31, 2000	34.916%

* Annualized

The following table provides the cumulative rates of return for the Millennium Fund from its inception to May 31, 2000:

1 year	(June 1, 1999 - May 31, 2000)	48.382%
2 years	(June 1, 1998 - May 31, 2000)	136.560%
3 years	(June 1, 1997 - May 31, 2000)	202.889%
4 years	(June 1, 1996 - May 31, 2000)	242.507%
5 years	(June 1, 1995 - May 31, 2000)	369.001%
Since Inception	(January 3, 1995 - May 31, 2000	403.741%

The following table provides the average annual rates of return for the New Frontier Fund from its inception to May 31, 2000:

1 year	(June 1, 1999 - May 31, 2000)	59.767%*
Since Inception	(August 3, 1998 - May 31, 2000)	60.364%*

* Annualized

The following table provides the cumulative rates of return for the New Frontier Fund from its inception to May 31, 2000:

1 year	(June 1, 1999 - May 31, 2000)	59.767%
Since Inception	(August 3, 1998 - May 31, 2000)	136.475%

As of the date of this Statement of Additional Information, there is no historical performance for the iFund.

Financial Statements

The audited financial statements of the Millennium Fund and the New Frontier Fund are incorporated by reference from the Millennium Fund’s and the New Frontier Fund’s Annual Reports to Shareholders for the fiscal year ended November 30, 2000. In addition, the unaudited financial statements of the Millennium Fund and the New Frontier Fund are incorporated by reference from the Millennium Fund’s and the New Frontier Fund’s Semi-Annual Reports to Shareholders for the period ended May 31, 2000. A copy of each of these reports is incorporated by reference and accompanies this Statement of Additional Information. Additional copies are available, without charge, by calling the Fund.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS
(a)	(i)	Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.
	(ii)	Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.
	(iii)	Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.
	(iv)	Copy of Amendment No. 3 to Registrant's Declaration of Trust.
	(v)	Copy of Amendment No. 4 to Registrant's Declaration of Trust.*
(b)	Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.
(c)	Voting Trust Agreements - None.
(d)	(i)

Copy of Registrant's Management Agreement with its Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)

Form of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS New Frontier Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

	(iii)	Copy of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS iFund.*
(e)		None.
(f)		Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None
(g)		Copy of Registrant's Agreement with the Custodian, Firstar Mutual Services, LLC.*
(h)		Transfer Agency Agreement by and between the Trust and Firstar Mutual Fund Services, LLC.*
Account Agreement IPS iFund*
(i)		Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference
(j)		Consent of McCurdy & Associates CPA's, Inc. is hereby incorporated by reference.
(k)		Financial Statements Omitted from Item 22 - None
(l)		Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.
(m)		12b-1 Distribution Expense Plan - None
(n)		Financial Data Schedules - None
(o)		Inapplicable
(p)		Code of Ethics *

____________________________________
*       Filed herewith

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None

ITEM 25. INDEMNIFICATION
(a)	Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened , while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such; indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR
A.	IPS Advisory, Inc. (the "Advisor") is a registered investment advisor. It has engaged in no other business during the past two fiscal years.
B.	The following list sets forth the business and other connections of the Directors and officers of the Advisor during the past two years.
(1)		Gregory D'Amico
	(a)	President and a Director of IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.
	(b)	President, Chief Financial Officer, Treasurer and a Trustee of IPS Funds, 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909 .
	(c)	Formerly a registered representative of Securities Service Network, Inc.,9041 Executive Park Drive, Suite 500, Knoxville, Tennessee 37923 (until December 31, 1999).
(2)		Robert Loest
	(a)	Chief Executive Officer and a Director of IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909
	(b)	Vice President, Secretary and a Trustee of IPS Funds, 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.
	(c)	Formerly a registered representative of Securities Service Network, Inc., 9041 Executive Park Drive, Suite 500, Knoxville, Tennessee 37923 (until December 31, 1999).

ITEM 27.  PRINCIPAL UNDERWRITERS

The Fund offers its shares without the engagement of a distributor.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909, and/or by The Provident Bank, the Registrant's Custodian and Transfer Agent, at One East Fourth Street, Cincinnati, Ohio 45202.

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.   UNDERTAKINGS
(a)		Not Applicable
(b)		The Registrant hereby undertakes to furnish each person to whom a Prospectuses is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
(c)

The Registrant hereby undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

	(i)	provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or
(ii)

inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

          The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Trust.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 5TH day of January, 2001.

IPS FUNDS
/s/ Greg D'Amico By: Greg D'Amico, President

Power of Attorney

          KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Gregory D'Amico and Robert Loest, or either of them, as his true and lawful attorney-in-fact and agent, with full power of substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, and all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or either of them, or their or his substitute or substitut es, may lawfully do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Dated as of the 5th day of January, 2001.

/s/ Greg D'Amico Gregory D'Amico, President, Chief Financial Officer, Treasurer and Trustee
/s/ Robert Loest Robert Loest, Trustee
/s/ Woodrow Henderson Woodrow Henderson, Trustee**
/s/ Vanita Bisaria Vanita Bisaria, Trustee**
/s/ Billy Wayne Stegall Billy Wayne Stegall, Jr.**
**By: /s/ Greg D'Amico Date: 01/07/2001 Gregory D'Amico Attorney-in-Fact